united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/19

Item 1. Schedule of Investments.

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Shares		Value
	COMMON STOCKS - 86.1%
	BANKING - 24.2%
1,320,496	Banco de Chile	$193,058
3,048	Banco de Credito e Inversiones SA	202,231
2,640,477	Banco Santander Chile	184,920
24,863	Bangkok Bank PCL	158,095
46,730	Bank Hapoalim BM	343,240
47,104	Bank Leumi Le-Israel BM	321,919
81,767	Bank Millennium SA*	206,014
1,859	Bank Zachodni WBK SA	192,694
35,141	China Merchants Bank Co. Ltd.	174,016
241,000	CTBC Financial Holding Co Ltd.	164,951
13,907	DNB ASA	266,400
216,000	E.Sun Financial Holding Co Ltd.	177,198
479,374	Grupo Security SA	193,660
213,191	Industrial & Commercial Bank of China Ltd.	160,055
91,677	Israel Discount Bank Ltd.*	356,932
74,680	Kiatnakin Bank PCL	154,389
1,723	mBank SA*	199,391
92,350	Thanachart Capital PCL	153,314
57,945	Tisco Financial Group PCL	152,009
		3,954,486
	CHEMICALS - 1.9%
11,487	Braskem SA	139,171
47,000	Formosa Chemicals & Fibre Corp.	168,830
		308,001
	CONSUMER PRODUCTS - 2.5%
11,659	Mowi ASA	251,988
68,000	Uni-President Enterprises Corp.	161,522
		413,510
	DESIGN, MANUFACTURING & DISTRIBUTION - 1.0%
125,000	WT Microelectronics Co. Ltd.	165,043

	ELECTRICAL EQUIPMENT - 1.0%
8,000	Voltronic Power Technology Corp.	157,924

	ENGINEERING & CONSTRUCTION SERVICES - 1.9%
174,747	China Communications Services Corp. Ltd.	140,771
141,655	Shenzhen Expressway Co. Ltd.	172,433
		313,204
	FOREST & PAPER PRODUCTS - 1.2%
59,742	Empresas CMPC SA	200,388

	HARDWARE - 2.0%
42,000	Accton Technology Corp.	178,053
1,000	Largan Precision Co. Ltd.	150,481
		328,534
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.1%
217,293	Bangkok Dusit Medical Services PCL	$173,562

	INSURANCE - 4.9%
14,501	Ping An Insurance Group Co. of China Ltd.	174,576
11,253	Porto Seguro SA*	154,881
18,556	Powszechny Zaklad Ubezpieczen SA	203,587
32,680	Storebrand ASA	275,120
		808,164
	IRON & STEEL - 3.2%
17,184	CAP SA*	195,636
20,680	Severstal PJSC	334,710
		530,346
	MEDIA - 1.4%
6,415	Adevinta ASA*	64,554
6,415	Schibsted ASA	167,951
		232,505
	MEDICAL EQUIPMENT & DEVICES - 1.0%
167,427	Shandong Weigao Group Medical Polymer Co. Ltd.	164,324

	METALS & MINING - 5.1%
217,809	Alrosa PJSC	317,822
7,216	KGHM Polska Miedz SA	198,350
1,464	MMC Norilsk Nickel PJSC	325,139
		841,311
	OIL, GAS & COAL - 7.1%
7,634	Aker BP ASA	251,156
15,678	Empresas Copec SA*	196,067
8,886	Grupa Lotos SA	193,036
7,610	Polski Koncern Naftowy Orlen SA	197,282
27,126	Tatneft PJSC	318,191
		1,155,732
	PASSENGER TRANSPORTATION - 1.0%
141,000	Taiwan High Speed Rail Corp.	171,567

	RETAIL - CONSUMER STAPLES - 1.0%
68,047	CP All PCL	165,189

	RETAIL - DISCRETIONARY - 3.8%
12,353	B2W Cia Digital*	120,143
344,772	Home Product Center PCL	169,551
18,406	Localiza Rent a Car SA*	170,021
3,415	Magazine Luiza SA	164,210
		623,925
	SEMICONDUCTORS - 3.3%
21,000	Taiwan Semiconductor Manufacturing Co. Ltd.	176,014
20,383	Tower Semiconductor Ltd.*	370,811
		546,825

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Shares		Value
	SOFTWARE - 5.7%
4,021	CD Projekt SA	$225,729
139,492	Kingdee International Software Group Co. Ltd.	170,689
2,716	Nice Ltd.	374,402
3,457	Tencent Holdings Ltd.	170,969
		941,789
	SPECIALTY FINANCE - 1.2%
152,105	Krungthai Card PCL	192,960

	TECHNOLOGY SERVICES - 0.9%
57,880	TravelSky Technology Ltd.	148,658

	TELECOMMUNICATIONS - 1.6%
12,977	Telenor ASA	259,915

	TRANSPORTATION & LOGISTICS - 1.0%
76,616	Airports of Thailand PCL	164,392

	TRANSPORTATION EQUIPMENT - 1.0%
104,325	Weichai Power Co. Ltd.	170,475

	UTILITIES - 6.1%
351,015	Aguas Andinas SA	201,407
16,175	Centrais Eletricas Brasileiras SA*	134,304
42,411	Cia Energetica de Minas Gerais	155,782
34,854	CIA Energetica DE Minas Gerais*	154,581
31,676	Companhia De Transmissao De Energia Eletrica	168,953
18,536	Electricity Generating PCL	171,861
		986,888

	TOTAL COMMON STOCKS (Cost $13,749,166)	14,119,617

	EXCHANGE TRADED FUNDS - 10.2%
	INDIA - 10.2%
46,857	iShares MSCI India ETF (Cost $1,586,136)	1,663,892

	PREFERRED STOCK - 3.1%
	INTEGRATED OILS - 3.1%
20,843	Petroleo Brasileiro SA*	143,094
37,271	Tatneft PJSC	366,260
	TOTAL PREFERRED STOCK (Cost $432,608)	509,354

	TOTAL INVESTMENTS - 99.4% (Cost $15,767,910)	$16,292,863
	OTHER ASSETS LESS LIABILITIES - 0.6%	92,604
	NET ASSETS - 100.0%	$16,385,467

* Non-Income producing security.
PCL - Public Company Limited
PJSC - Private Joint Stock Company
SA - Société Anonyme

 The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,119,617	$-	$-	$14,119,617
Exchange Traded Funds	1,663,892	-	-	1,663,892
Preferred Stock	509,354	-	-	509,354
Total	$16,292,863	$-	$-	$16,292,863
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 2 or Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$15,786,406	$970,470	$(464,013)	$506,457

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2019